Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Accountants Remuneration

	Total remuneration of the group		Of which in the Netherlands

	2024	2023	2024	2023

Audit fees	32	33	6	4

Audit-related service fees	5	11	-	-

Tax	-	-	-	-

Other services	-	-	-	-

Total	37	44	6	4